Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Purchase Price to Intangible Assets

In connection with the acquisition of SRM Entertainment, Limited (“SRM Ltd), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

In connection with the acquisition of Magical Beasts (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Tradenames & trademarks	$151,800
Customer base	651,220
Non-compete	154,500
Goodwill	308,690
$1,266,210
In connection with the acquisition of SRM Entertainment, Limited (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

Schedule of Deconsolidation and Equity

Summary of deconsolidation loss:

Goodwill and Intangibles	$1,042,151
Net assets of SRM Ltd at deconsolidation	189,866
Equity of SRM Ltd	698,557
Effect of deconsolidation	1,930,574
Fair value of Consideration	(1,521,025)
Loss on deconsolidation	$(409,549)

Summary of Asset Value	Summary of Changes to Equity Method Investment
Fair value of Consideration	$1,521,025
Equity in SRM losses	(726,884)
Balance	$794,141

Summary of Transaction and Carrying Value

Summary of transaction and carrying value:

Purchase price:		Allocation of Purchase price:
Cash	$200,000	Patents	$2,668,500
Fair value of stock issued	2,468,500	Amortization	(55,593)
	$2,668,500	Balance	$2,612,907